UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois, 60606

(Address of principal executive offices)                                                  (Zip code)

Jessica R. Droeger—Vice President and Secretary

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-917-7700

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen NWQ Multi-Cap Value Fund

September 30, 2004

Shares	Description	Market Value

	COMMON STOCKS – 89.2%

	Consumer Discretionary – 4.0%

200,000	Delphi Corporation	$1,858,000

326,032	Liberty Media Corporation – Class A #	2,842,999

10,262	Liberty Media International, Inc. – Class A #	342,361

141,700	Toys “R” Us, Inc. #	2,513,758
	Consumer Staples – 5.2%

140,000	Albertson’s, Inc.	3,350,200

136,700	Altria Group, Inc.	6,430,368
	Energy – 10.0%

34,840	ConocoPhillips	2,886,494

107,200	Kerr-McGee Corporation	6,137,200

118,000	Noble Energy, Inc.	6,872,320

86,600	Transocean Inc. #	3,098,548
	Financials – 30.5%

56,000	American Home Mortgage Investment Corp.	1,565,200

181,000	AmericCredit Corp. #	3,779,280

177,000	Aon Corporation	5,086,980

71,710	Bank of America Corporation	3,107,194

146,200	Countrywide Financial Corporation	5,758,818

81,100	Fannie Mae	5,141,740

90,000	FelCor Lodging Trust Inc. #	1,017,900

186,870	Friedman, Billings, Ramsey Group, Inc. – Class A	3,569,217

71,800	The Hartford Financial Services Group, Inc.	4,446,574

240,000	IndyMac Bancorp, Inc.	8,688,000

78,000	J.P. Morgan Chase & Co.	3,098,940

27,400	Loews Corporation	1,602,900

128,000	MFA Mortgage Investments, Inc.	1,178,880

43,000	MGIC Investment Corporation	2,861,650

Shares	Description	Market Value

	Financials (continued)

61,000	PMA Capital Corporation – Class A #	$460,550

141,000	Radian Group Inc.	6,518,430
	Healthcare – 5.0%

50,500	Aetna Inc.	5,046,465

115,000	HCA, Inc.	4,387,250
	Industrials – 8.2%

41,500	Ingersoll Rand Co., Limited – Class A	2,820,755

65,700	Lockheed Martin Corporation	3,664,746

90,000	Northrop Grumman Corporation	4,799,700

110,000	Raytheon Company	4,177,800
	Information Technology – 13.3%

228,000	Agilent Technologies, Inc. #	4,917,960

336,800	Computer Associates International, Inc.	8,857,840

89,000	Comverse Technology, Inc. #	1,675,870

229,900	Freescale Semiconductor Inc. #	3,287,570

226,500	Mattson Technology, Inc. #	1,741,785

1,181,000	Quantum Corporation #	2,728,110

285,000	SonicWALL, Inc. #	1,926,600
	Materials – 10.6%

275,000	Barrick Gold Corporation	5,786,000

113,000	Bowater Incorporated	4,315,470

84,300	International Steel Group, Inc. #	2,840,910

52,000	POSCO	1,968,200

120,000	Packaging Corp of America	2,936,400

160,000	Sappi Limited – Sponsored ADR	2,291,200
	Telecommunication Services – 1.2%

115,000	Sprint Corporation	2,314,950
	Utilities – 1.2%

56,600	FirstEnergy Corp.	2,325,128
	Total Common Stock (cost $148,390,661)	169,025,210

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 10.3%

$19,443	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase price $19,444,145, collateralized by $14,295,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $19,834,313	19,443,227

	Total Repurchase Agreements (cost $19,443,227)	19,443,227

	Total Investments (cost $167,833,888) – 99.5%	188,468,437

	Other Assets Less Liabilities – 0.5%	1,032,756

	Net Assets – 100%	$189,501,193

#	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $167,872,693.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
Appreciation	$24,048,976
Depreciation	(3,453,232)
Net unrealized appreciation of investments	$20,595,744

Portfolio of Investments (Unaudited)

Nuveen Large-Cap Value Fund

September 30, 2004

Shares	Description	Market Value

	COMMON STOCKS – 97.9%

	Consumer Discretionary – 17.3%

358,550	Clear Channel Communications, Inc.	$11,176,004

481,389	Comcast Corporation – Class A #	13,594,425

104,199	Gannett Co., Inc.	8,727,708

461,732	Koninklijke (Royal) Philips Electronics N.V.	10,578,280

192,450	Lowe’s Companies, Inc.	10,459,658

286,050	Masco Corporation	9,877,307

283,500	McDonald’s Corporation	7,946,505

216,250	R. R. Donnelley & Sons Company	6,772,950

200,900	Staples, Inc.	5,990,838

145,000	Target Corporation	6,561,250
	Consumer Staples – 5.7%

271,550	Altria Group, Inc.	12,773,712

541,450	Archer-Daniels-Midland Company	9,193,821

172,550	PepsiCo, Inc.	8,394,558
	Energy – 12.2%

245,284	ConocoPhillips	20,321,779

355,050	Exxon Mobil Corporation	17,159,567

79,000	Halliburton Company	2,661,510

359,175	Marathon Oil Corporation	14,826,744

169,950	Occidental Petroleum Corporation	9,505,304
	Financials – 24.7%

582,200	Bank of America Corporation	25,226,726

562,011	Citigroup Inc.	24,795,925

72,150	Fannie Mae	4,574,310

144,150	The Goldman Sachs Group, Inc.	13,440,546

565,350	J.P. Morgan Chase & Co.	22,461,356

107,756	MetLife, Inc.	4,164,769

Shares	Description	Market Value

	Financials (continued)

323,950	Morgan Stanley	$15,970,735

335,300	Wells Fargo & Company	19,993,939
	Healthcare – 10.7%

373,150	Baxter International Inc.	12,000,504

381,912	Sanofi-Aventis	13,981,798

409,550	GlaxoSmithKline plc, ADR	17,909,622

410,700	Pfizer Inc.	12,567,420
	Industrials – 13.2%

773,850	Cendant Corporation	16,715,160

214,900	Deere & Company	13,871,795

469,400	General Electric Company	15,762,452

432,700	Tyco International Ltd.	13,266,582

367,200	Waste Management, Inc.	10,039,248
	Information Technology – 6.2%

159,150	International Business Machines Corporation (IBM)	13,645,521

519,200	Microsoft Corporation	14,355,880

278,400	Motorola, Inc.	5,022,336
	Materials – 1.5%

80,600	E. I. du Pont de Nemours and Company	3,449,680

111,150	Freeport-McMoRan Copper & Gold, Inc.	4,501,575
	Telecommunication Services – 2.3%

455,600	BellSouth Corporation	12,355,872
	Utilities – 4.1%

159,800	Dominion Resources, Inc.	10,426,950

185,550	Entergy Corporation	11,246,184
	Total Common Stock (cost $434,711,168)	518,268,805

Principal Amount (000)	Description	Market Value
	REPURCHASE AGREEMENTS – 1.7%

$9,104	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase price $9,104,133, collateralized by $9,335,000 U.S. Treasury Bonds, 0.000%, due 1/20/05, value $9,288,325	9,103,703

	Total Repurchase Agreements (cost $9,103,703)	9,103,703

	Total Investments (cost $443,814,871) – 99.6%	527,372,508

	Other Assets Less Liabilities – 0.4%	2,123,277

	Net Assets – 100%	$529,495,785

#	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $446,651,558.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
Appreciation	$86,131,595
Depreciation	(5,410,645)
Net unrealized appreciation of investments	$80,720,950

Portfolio of Investments (Unaudited)

Nuveen Balanced Municipal and Stock Fund

September 30, 2004

Shares	Description	Market Value

	COMMON STOCKS – 45.3%

	Consumer Discretionary – 8.2%

27,850	Clear Channel Communications, Inc.	$868,085

37,425	Comcast Corporation – Class A #	1,056,882

8,293	Gannett Company Inc.	694,622

35,504	Koninklijke (Royal) Philips Electronics N.V.	813,397

14,150	Lowe’s Companies, Inc.	769,053

20,850	Masco Corporation	719,951

20,850	McDonald’s Corporation	584,426

15,800	R. R. Donnelley & Sons Company	494,856

15,850	Staples, Inc.	472,647

10,517	Target Corporation	475,894
	Consumer Staples – 2.6%

20,150	Altria Group, Inc.	947,856

39,250	Archer-Daniels-Midland Company	666,465

12,250	PepsiCo, Inc.	595,963
	Energy – 5.7%

5,900	Halliburton Company	198,771

25,491	Marathon Oil Corporation	1,052,268

12,650	Occidental Petroleum Corporation	707,515

18,545	ConocoPhillips	1,536,453

26,900	Exxon Mobil Corporation	1,300,077
	Financials – 11.2%

42,000	Bank of America Corporation	1,819,860

41,660	Citigroup Inc.	1,838,039

5,500	Fannie Mae	348,700

10,500	The Goldman Sachs Group, Inc.	979,020

42,000	J.P. Morgan Chase & Co.	1,668,660

7,701	MetLife, Inc.	297,644

Shares	Description	Market Value

	Financials (continued)

22,700	Morgan Stanley	$1,119,110

24,000	Wells Fargo & Company	1,431,120
	Healthcare – 5.1%

27,900	Baxter International Inc.	897,264

31,650	GlaxoSmithKline plc, ADR	1,384,055

31,750	Pfizer Inc.	971,550

28,492	Sanofi-Aventis	1,043,092
	Industrials – 6.1%

57,550	Cendant Corporation	1,243,080

15,800	Deere & Company	1,019,890

34,200	General Electric Company	1,148,436

32,050	Tyco International Ltd.	982,653

27,850	Waste Management, Inc.	761,419
	Information Technology – 2.9%

12,150	International Business Machines Corporation (IBM)	1,041,741

37,950	Microsoft Corporation	1,049,318

21,600	Motorola, Inc.	389,664
	Materials – 0.6%

4,300	E. I. du Pont de Nemours and Company	184,040

8,150	Freeport-McMoRan Copper & Gold, Inc.	330,075
	Telecommunication Services – 1.0%

32,750	BellSouth Corporation	888,180
	Utilities – 1.9%

11,550	Dominion Resources, Inc.	753,638

13,450	Entergy Corporation	815,200
	Total Common Stock (cost $32,052,863)	38,360,629

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	MUNICIPAL BONDS – 54.1%
	Alabama – 0.6%

$455	Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1994A, 6.625%, 8/15/08 (Pre-refunded to 8/15/05) – AMBAC Insured	8/05 at 100.00	AAA	$474,779
	California – 8.2%

1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series 2004A, 0.000%, 10/01/25 – AMBAC Insured	10/17 at 100.00	AAA	683,630

2,495	Escondido, California, FNMA Multifamily Housing Revenue Refunding Bonds, Morning View Terrace Apartments, Series 1997B, 5.400%, 1/01/27 (Mandatory put 7/01/07)	7/05 at 101.50	AAA	2,586,591

735	Northern California Power Agency, Revenue Bonds, Geothermal Project 3, Series 1993, 5.650%, 7/01/07	No Opt. Call	BBB+	796,453

250	Orange County, California, Refunding Recovery Bonds, Series 1995A, 6.000%, 6/01/10 – MBIA Insured	No Opt. Call	AAA	289,740

1,495	Palmdale Civic Authority, California, Revenue Refinancing Bonds, Civic Center, Series 1997A, 5.375%, 7/01/12 – MBIA Insured	7/07 at 102.00	AAA	1,641,794

1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999, 5.700%, 9/01/11	9/09 at 101.00	Baa3	1,076,840
	Colorado – 4.4%

1,000	Denver, Colorado, Airport System Revenue Bonds, Series 1996B, 5.625%, 11/15/08 (Alternative Minimum Tax) – MBIA Insured	11/06 at 102.00	AAA	1,073,890

1,000	Denver, Colorado, Revenue Bonds, Airport Rental Car Facilities, Series 1999A, 6.000%, 1/01/13 (Alternative Minimum Tax) – MBIA Insured	1/09 at 101.00	AAA	1,117,280

2,000	Metropolitan Football Stadium District, Colorado, Sales Tax Revenue Bonds, Series 1999A, 0.000%, 1/01/12 – MBIA Insured	No Opt. Call	AAA	1,517,180
	Connecticut – 2.5%

535	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care, Series 1997B, 5.125%, 7/01/07	No Opt. Call	Ba1	531,640

1,485	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds, Elim Park Baptist Home Inc., Series 1998A, 4.875%, 12/01/07	12/06 at 103.00	BBB+	1,552,033
	District of Columbia – 0.7%

	District of Columbia, General Obligation Refunding Bonds, Series 1994A-1:
245	6.500%, 6/01/10 – MBIA Insured	No Opt. Call	AAA	290,203
255	6.500%, 6/01/10 – MBIA Insured	No Opt. Call	AAA	299,934
	Georgia – 0.0%

25	Georgia Housing and Finance Authority, Single Family Mortgage Resolution 1 Bonds, 1996A-2, 5.875%, 12/01/19 (Alternative Minimum Tax)	6/06 at 102.00	AAA	25,168
	Idaho – 0.7%

550	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1997D, 5.950%, 7/01/09 (Alternative Minimum Tax)	1/07 at 102.00	Aa3	562,018
	Illinois – 2.8%

1,075	Bolingbrook, Will and DuPage Counties, Illinois, Residential Mortgage Revenue Bonds, Series 1979, 7.500%, 8/01/10 – FGIC Insured	No Opt. Call	AAA	1,245,689

	Illinois Development Finance Authority, Economic Development Revenue Bonds, Latin School of Chicago Project, Series 1998:
270	5.200%, 8/01/11	8/08 at 100.00	Baa2	282,790
200	5.250%, 8/01/12	8/08 at 100.00	Baa2	208,762
580	5.300%, 8/01/13	8/08 at 100.00	Baa2	603,542
	Maine – 0.3%

255	Winslow, Maine, General Obligation Tax Increment Financing Bonds, Crowe Rope Industries Project, Series 1997A, 6.000%, 3/01/11 (Alternative Minimum Tax) – MBIA Insured	3/07 at 102.00	AAA	280,426

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Massachusetts – 2.2%

$885	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Project, Series 1998B, 5.200%, 12/01/13 (Alternative Minimum Tax)	12/08 at 102.00	BBB	$872,265

250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Melrose-Wakefield Healthcare Corporation, Series 1996C, 5.700%, 7/01/08 (Pre-refunded to 7/01/06)	7/06 at 102.00	AAA	271,380

685	Massachusetts Turnpike Authority, Western Turnpike Revenue Bonds, Series 1997A, 5.550%, 1/01/17 – MBIA Insured	1/05 at 100.00	AAA	690,960
	Michigan – 0.5%

540	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group, Series 1998A, 5.000%, 8/15/13	8/08 at 101.00	Ba3	453,908
	Mississippi – 2.2%

	Jones County, Mississippi, Hospital Revenue Refunding Bonds, South Central Regional Medical Center Project, Series 1997:
1,285	5.350%, 12/01/10	12/07 at 100.00	BBB+	1,324,193
500	5.400%, 12/01/11	12/07 at 100.00	BBB+	513,090
	Nevada – 0.3%

230	Nevada Housing Division, Single Family Mortgage Bonds, Mezzanine Series 1997B-1, 6.000%, 4/01/15 (Alternative Minimum Tax)	4/07 at 102.00	Aa3	236,642
	New Hampshire – 1.8%

1,450	New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds, New Hampshire College, Series 1997, 6.200%, 1/01/12	1/07 at 102.00	BBB–	1,510,900
	New York – 10.2%

1,000	City University of New York, New York, Refunding Certificates of Participation, John Jay College of Criminal Justice Project, Series 1995A, 6.000%, 8/15/06	No Opt. Call	AA–	1,070,450

500	Metropolitan Transportation Authority, New York, Transit Facilities Service Contract Bonds, Series 1993O, 5.750%, 7/01/07	No Opt. Call	AAA	550,595

250	New York City, New York, General Obligation Bonds, Fiscal Series 1997D, 5.875%, 11/01/11	11/06 at 101.50	A	265,120

1,000	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	A	1,069,150

	New York City, New York, General Obligation Bonds, Fiscal Series 1997I:
140	6.000%, 4/15/09 (Pre-refunded to 4/15/07)	4/07 at 101.00	A***	155,421
360	6.000%, 4/15/09	4/07 at 101.00	A	393,721

285	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 6.250%, 4/01/06	No Opt. Call	AA–	303,041

1,700	New York State Urban Development Corporation, Special Project Revenue Bonds, Cornell Center Grant, Series 1993, 5.900%, 1/01/07	1/05 at 100.00	AA–	1,715,827

1,430	New York State Urban Development Corporation, Youth Facilities Service Contract Revenue Bonds, Series 1997, 6.500%, 4/01/07	No Opt. Call	AA–	1,578,749

	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
1,000	5.500%, 6/01/15	6/10 at 100.00	AA–	1,097,410
500	5.500%, 6/01/16	6/11 at 100.00	AA–	553,200
	North Carolina – 2.1%

1,455	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%, 1/01/10	No Opt. Call	AAA	1,783,583

Principal Amount (000)	Description	Optional Call Provisions*	Ratings**	Market Value

	Ohio – 3.9%

$1,750	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery Worldwide Airlines Inc. – Guarantors, Series 1988C, 6.050%, 10/01/09	No Opt. Call	BB+	$1,745,818

1,500	Lorain County, Ohio, Health Care Facilities Revenue Refunding Bonds, Kendal at Oberlin, Series 1998A, 5.375%, 2/01/12	2/08 at 101.00	BBB	1,539,975
	Oklahoma – 1.3%

1,000	Oklahoma State Industries Authority, Health System Revenue Refunding Bonds, Baptist Medical Center, Series 1995D, 6.000%, 8/15/07 – AMBAC Insured	No Opt. Call	AAA	1,102,070
	Oregon – 0.6%

500	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single Family Program, Series 2004H, 5.125%, 1/01/29 (Alternative Minimum Tax) (DD, settling 10/06/04)	1/14 at 100.00	Aa2	535,440
	Rhode Island – 1.0%

760	Providence, Rhode Island, General Obligation Bonds, Series 1997A, 6.000%, 7/15/09 (Pre-refunded to 7/15/07) – FSA Insured	7/07 at 101.00	AAA	847,476
	South Carolina – 2.2%

1,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/19	12/12 at 101.00	AA–	1,124,830

775	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22	5/11 at 101.00	BBB	738,133
	Texas – 2.9%

2,000	Abilene Higher Education Authority Inc., Texas, Student Loan Revenue Bonds, Subordinate Series 1998B, 5.050%, 7/01/13 (Alternative Minimum Tax)	11/08 at 100.00	Aa3	2,072,120

250	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 1996, 5.700%, 7/01/09 (Alternative Minimum Tax) – FGIC Insured	7/06 at 101.00	AAA	265,998

80	Texas Department of Housing, Single Family Mortgage Revenue Bonds, Series 1996E, 5.750%, 3/01/10 – MBIA Insured	9/06 at 102.00	AAA	84,588
	Utah – 0.2%

200	Utah State Board of Regents, Student Loan Revenue Bonds, Series 1995N, 6.000%, 5/01/08 (Alternative Minimum Tax) – AMBAC Insured	11/05 at 102.00	AAA	209,862
	Washington – 2.5%

465	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds, Series 2004, 5.000%, 9/01/22 – FGIC Insured	9/14 at 100.00	AAA	488,171

735	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	6/13 at 100.00	BBB	724,423

800	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1996A, 5.700%, 7/01/09 – AMBAC Insured	7/06 at 102.00	AAA	865,645

$44,165	Total Municipal Bonds (cost $43,848,770)			45,894,536

	Total Investments (cost $75,901,633) – 99.4%			84,255,165

Other Assets Less Liabilities – 0.6%	$518,579

Net Assets – 100%	$84,773,744

#	Non-income producing.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor’s or Moody’s rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(DD)	Security purchased on a delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $76,059,865.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
Appreciation	$8,667,390
Depreciation	(472,090)
Net unrealized appreciation of investments	$8,195,300

Portfolio of Investments (Unaudited)

Nuveen Balanced Stock and Bond Fund

September 30, 2004

Shares	Description	Market Value

	COMMON STOCKS – 59.9%

	Consumer Discretionary – 10.9%

27,200	Clear Channel Communications, Inc.	$847,824

36,520	Comcast Corporation – Class A #	1,031,325

7,194	Gannett Co., Inc.	602,569

34,711	Koninklijke (Royal) Philips Electronics N.V.	795,229

13,750	Lowe’s Companies, Inc.	747,313

20,350	Masco Corporation	702,686

20,250	McDonald’s Corporation	567,608

15,400	R. R. Donnelley & Sons Company	482,328

17,650	Staples, Inc.	526,323

10,283	Target Corporation	465,306
	Consumer Staples – 3.5%

19,600	Altria Group, Inc.	921,984

38,250	Archer-Daniels-Midland Company	649,485

12,350	PepsiCo, Inc.	600,828
	Energy – 7.4%

17,605	ConocoPhillips	1,458,574

26,200	Exxon Mobil Corporation	1,266,246

5,700	Halliburton Company	192,033

24,843	Marathon Oil Corporation	1,025,519

12,200	Occidental Petroleum Corporation	682,346
	Financials – 14.7%

41,000	Bank of America Corporation	1,776,530

40,524	Citigroup Inc.	1,787,919

5,350	Fannie Mae	339,190

10,200	The Goldman Sachs Group, Inc.	951,048

41,000	J.P. Morgan Chase & Co.	1,628,930

6,950	MetLife, Inc.	268,618

Shares	Description	Market Value

	Financials (continued)

22,300	Morgan Stanley	$1,099,390

23,000	Wells Fargo & Company	1,371,490
	Healthcare – 6.7%

27,250	Baxter International Inc.	876,360

30,850	GlaxoSmithKline plc, ADR	1,349,071

30,800	Pfizer Inc.	942,480

27,653	Sanofi-Aventis	1,012,376
	Industrials – 8.0%

56,100	Cendant Corporation	1,211,760

15,400	Deere & Company	994,070

33,300	General Electric Company	1,118,214

31,150	Tyco International Ltd.	955,059

26,850	Waste Management, Inc.	734,079
	Information Technology – 3.9%

11,800	International Business Machines Corporation (IBM)	1,011,732

37,700	Microsoft Corporation	1,042,405

19,800	Motorola, Inc.	357,192
	Materials – 0.9%

4,900	E. I. du Pont de Nemours and Company	209,720

8,000	Freeport-McMoran Copper & Gold, Inc.	324,000
	Telecommunication Services – 1.4%

31,900	BellSouth Corporation	865,128
	Utilities – 2.5%

11,300	Dominion Resources, Inc.	737,323

13,100	Entergy Corporation	793,990
	Total Common Stock (cost $31,553,519)	37,323,600

Principal Amount (000)	Description	Market Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 37.2%

	U.S. Treasury Bonds:
$2,650	7.250%, 5/15/16	$3,336,724
1,095	6.000%, 2/15/26	1,248,771
1,200	7.250%, 8/15/22	1,545,469

	U.S. Treasury Notes:
1,550	7.875%, 11/15/04	1,562,110
3,060	6.500%, 5/15/05	3,144,153
3,640	7.000%, 7/15/06	3,924,379
3,715	5.750%, 8/15/10	4,142,663
4,025	4.750%, 11/15/08	4,267,760
$20,935	Total U.S. Government and Agency Obligations (cost $22,023,940)	23,172,029

	REPURCHASE AGREEMENTS – 2.6%

$1,622	State Street Bank, 1.700%, dated 9/30/04, due 10/01/04, repurchase price $1,621,862, collateralized by $1,555,000 U.S. Treasury Notes, 4.750%, due 5/15/14, value $1,656,075	1,621,785

	Total Repurchase Agreements (cost $1,621,785)	1,621,785

	Total Investments (cost $55,199,244) – 99.7%	62,117,414

	Other Assets Less Liabilities – 0.3%	191,584

	Net Assets – 100%	$62,308,998

#	Non-income producing.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium on taxable debt securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $55,431,502.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
Appreciation	$7,185,377
Depreciation	(499,465)
Net unrealized appreciation of investments	$6,685,912

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Investment Trust

By (Signature and Title)*	/s/ Jessica R. Droeger—Vice President and Secretary

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman, Chief Administrative Officer (Principal Executive Officer)

Date	November 29, 2004

By (Signature and Title)*	/s/ Stephen D. Foy, Vice President and Controller (Principal Financial Officer)

Date	November 29, 2004